Cover	Jul. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2022
Entity File Number	000-26331
Entity Registrant Name	Greystone Logistics, Inc.
Entity Central Index Key	0001088413
Entity Tax Identification Number	75-2954680
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	1613 E. 15th
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	(918)
Local Phone Number	583-7441
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable